Stock-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2015
Stock-Based Compensation Plans [Abstract]
Schedule Of Total Stock Option And Award Activity

	Stock Options				Stock Awards		Performance Units (PSUs)
		Weighted Average		Aggregate		Weighted	Number of		Weighted
			Remaining	Intrinsic		Average	Nonvested		Average
	Number of	Exercise	Contractual	Value	Number of	Grant-Date	Target		Grant-Date
	Options	Price	Life (Years)	(thousands)	Awards	Price	Units		Price
Outstanding at January 1, 2014	1,768,174	$73.14			140,510	$67.71	56,699		$81.91
Granted	422,750	157.36			36,987	121.75	21,522		127.85
Exercised/Vested	(611,786)	62.03			(80,011)	68.36	-		-
Canceled/ Forfeited	(15,263)	89.64			(754)	79.50	(1,845)		98.56
Outstanding at December 31, 2015	1,563,875	100.09	6.3	$82,056	96,732	87.75	76,376		94.45

Vested and expected to vest
at December 31, 2015	1,563,875	100.09	6.3	82,056	96,732	87.75	127,061	*	97.68
Exercisable at December 31, 2015	768,261	70.41	6.1	61,756	n.a.	n.a.	n.a.		n.a.

* Amount includes 46,610 share units which vested and were converted to Capital Stock and distributed in the first quarter of 2016. The shares that vested in 2016 had a weighted average grant-date fair value of $71.69 per share and an estimated fair value of $139.51.

Schedule Of Comparative Date For Performance Stock Units

	2015 Awards	2014 Awards	2013 Awards
TSR Awards
Shares granted	10,761	10,340	16,149
Per-share fair value	$ 142.55	$ 112.60	$ 139.51
Volatility	25.2%	30.8%	21.2%
Risk-free interest rate	0.93%	0.33%	0.25%

EPS Awards
Shares granted	10,761	14,061	16,149
Per-share fair value	$ 113.14	$ 82.80	$ 139.51

Common Assumptions
Service period (years)	2.9	2.9	2.2
Three-year measurement period ends December 31,	2017	2016	2015

Schedule Of Other Data For Stock Option And Stock Award Activity

	Years Ended December 31,
	2015	2014	2013
Total compensation cost of stock-based compensation
plans charged against income	$14,737	$10,323	$10,868
Total income tax benefit recognized in income for stock
based compensation plans	5,416	3,794	3,994
Total intrinsic value of stock options exercised	45,600	26,344	16,922
Total intrinsic value of stock awards vested during the period	12,065	4,564	4,298
Per-share weighted averaged grant-date fair value of
stock awards granted	121.75	88.48	77.13

Schedule Of Valuation Assumptions

	2015	2014	2013

Stock price on date of issuance	$157.36	$106.59	$70.30
Grant date fair value per share	$29.46	$21.58	$14.79
Number of options granted	422,750	410,800	392,274
Expected term (years)	4.0	4.8	4.9
Risk free rate of return	1.57%	1.59%	1.39%
Volatility	22.20%	22.60%	24.90%
Dividend yield	0.6%	0.8%	1.1%
Forfeiture rate	-	-	-

Schedule Of Other Data For Stock Options, Stock Awards And PSUs

	Stock	Stock
	Options	Awards	PSUs
Total unrecognized compensation related to nonvested options, stock awards
and PSUs at the end of year	$18,421	$3,849	$3,515
Weighted average period over which unrecognized compensation cost of
nonvested options, stock awards and PSUs to be recognized (years)	2.4	2.1	1.7
Actual income tax benefit realized from options exercised or stock awards
and PSUs vested	$16,786	$3,667	$2,397
Aggregate intrinsic value of stock options, stock awards and PSUs vested
and expected to vest	$82,056	$14,586	$19,160